UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                       Klingenstein Fields & Co. LLC
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-05092                       William, Jones & Associates LLC
     028-04558                       Parametric Portfolio Associates, LLC
     028-00030                       John W. Bristol & Co., Inc.
     028-04139                       Eaton Vance Management
     028-00154                       Ruane, Cunnif & Goldfarb
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $73,001
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COL 6    COL 7           COLUMN 8

                              TITLE OF     CUSIP      MARKET VALUE  NUMBER    SH/ PUT/   INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS        NUMBER     (X1000)       OF SHARES PRN CALL   DSCRTN   MGRS     SOLE      SHARED    NONE
ABBOTT LABS                   COM          002824100    4,152       117,555   SH          SOLE    NONE     117,555
ABBVIE INC                    COM          00287Y109    4,794       117,555   SH          SOLE    NONE     117,555
ALLIANCE ONE INTL INC         COM          018772103      182        46,721   SH          SOLE    NONE      46,721
ALTRIA GROUP INC              COM          02209S103    1,060        30,814   SH          SOLE    NONE      30,814
BANK OF AMERICA CORPORATION   COM          060505104      162        13,326   SH          SOLE    NONE      13,326
BERKSHIRE HATHAWAY INC DEL    CL A         084670108    4,532            29   SH          SOLE    NONE          29
BERKSHIRE HATHAWAY INC DEL    CL B NEW     084670702      404         3,876   SH          SOLE    NONE       3,876
CAMPBELL SOUP CO              COM          134429109    8,243       181,718   SH          SOLE    NONE     181,718
CHEVRON CORP NEW              COM          166764100      609         5,129   SH          SOLE    NONE       5,129
COCA COLA CO                  COM          191216100      801        19,802   SH          SOLE    NONE      19,802
COMCAST CORP NEW              CL A         20030N101      773        18,420   SH          SOLE    NONE      18,420
EXXON MOBIL CORP              COM          30231G102   18,536       205,704   SH          SOLE    NONE     205,704
GENERAL ELECTRIC CO           COM          369604103    1,721        74,445   SH          SOLE    NONE      74,445
KELLOGG CO                    COM          487836108    1,473        22,860   SH          SOLE    NONE      22,860
KRAFT FOODS GROUP INC         COM          50076Q106      366         7,107   SH          SOLE    NONE       7,107
MARTIN MARIETTA MATLS INC     COM          573284106      245         2,400   SH          SOLE    NONE       2,400
METROPCS COMMUNICATIONS INC   COM          591708102    5,664       519,629   SH          SOLE    NONE     519,629
MONDELEZ INTL INC             CL A         609207105      653        21,323   SH          SOLE    NONE      21,323
PHILIP MORRIS INTL INC        COM          718172109    2,857        30,814   SH          SOLE    NONE      30,814
PLUM CREEK TIMBER CO INC      COM          729251108      209         4,000   SH          SOLE    NONE       4,000
UNION PAC CORP                COM          907818108      570         4,000   SH          SOLE    NONE       4,000
UNIVERSAL CORP VA             COM          913456109      835        14,907   SH          SOLE    NONE      14,907
WELLS FARGO & CO NEW          COM          949746101   14,160       382,800   SH          SOLE    NONE     382,800
















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